Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: April 10, 2026

Payment Date	4/15/2026
Collection Period Start	3/1/2026
Collection Period End	3/31/2026
Interest Period Start	3/16/2026
Interest Period End	4/14/2026

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$—	$—	$—	—	Apr-27
Class A-4 Notes	$132,481,559.62	$132,481,559.62	$—	—	Sep-27
Class B Notes	$18,990,000.00	$18,990,000.00	$—	—	Oct-27
Class C Notes	$18,990,000.00	$18,990,000.00	$—	—	Dec-27
Class D Notes	$18,980,000.00	$18,980,000.00	$—	—	Sep-28
Total Notes	$189,441,559.62	$189,441,559.62	$—

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$203,121,561.70	$182,770,408.44	0.090221
YSOC Amount	$8,932,308.02	$7,945,255.17
Adjusted Pool Balance	$194,189,253.68	$174,825,153.27
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$174,825,153.27
Reserve Account Balance	$4,747,694.06	$—

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$—	3.17000%	30/360	$—
Class A-4 Notes	$132,481,559.62	3.32000%	30/360	$366,532.32
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$189,441,559.62			$555,604.15

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$203,121,561.70	$182,770,408.44
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$194,189,253.68	$174,825,153.27
Number of Receivables Outstanding	32,935	31,219
Weighted Average Contract Rate	3.65%	3.66%
Weighted Average Remaining Term (months)	17.4	16.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$577,632.10
Principal Collections	$20,217,066.93
Liquidation Proceeds	$191,635.02
b. Repurchase Price	$—
c. Optional Purchase Price	$183,093,963.55
d. Reserve Account Excess Amount	$4,747,694.06
Total Available Funds	$208,827,991.66
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$208,827,991.66

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$169,267.97	$169,267.97	$—	$—	$208,658,723.69
Interest - Class A-1 Notes	$—	$—	$—	$—	$208,658,723.69
Interest - Class A-2 Notes	$—	$—	$—	$—	$208,658,723.69
Interest - Class A-3 Notes	$—	$—	$—	$—	$208,658,723.69
Interest - Class A-4 Notes	$366,532.32	$366,532.32	$—	$—	$208,292,191.37
First Allocation of Principal	$—	$—	$—	$—	$208,292,191.37
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$208,235,379.62
Second Allocation of Principal	$—	$—	$—	$—	$208,235,379.62
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$208,173,187.37
Third Allocation of Principal	$—	$—	$—	$—	$208,173,187.37
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$208,103,119.54
Fourth Allocation of Principal	$—	$—	$—	$—	$208,103,119.54
Reserve Account Deposit Amount	$—	$—	$—	$—	$208,103,119.54
Regular Principal Distribution Amount	$189,441,559.62	$189,441,559.62	$—	$—	$18,661,559.92
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$18,661,559.92
Remaining Funds to Certificates	$18,661,559.92	$18,661,559.92	$—	$—	$—
Total	$208,827,991.66	$208,827,991.66	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$8,932,308.02
Increase/(Decrease)	$(987,052.85)
Ending YSOC Amount	$7,945,255.17

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$194,189,253.68	$174,825,153.27
Note Balance	$189,441,559.62	$—
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$174,825,153.27
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$—
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$4,747,694.06
Ending Reserve Account Balance	$—

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	17	$134,086.33
Liquidation Proceeds of Defaulted Receivables[2]	0.10%	249	$191,635.02
Monthly Net Losses (Liquidation Proceeds)			$(57,548.69)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.26)%
Second Preceding Collection Period			0.02%
Preceding Collection Period			(0.37)%
Current Collection Period			(0.36)%
Four-Month Average Net Loss Ratio			(0.24)%
Cumulative Net Losses for All Periods			$4,905,363.03
Cumulative Net Loss Ratio			0.24%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.63%	131	$1,144,079.83
60-89 Days Delinquent	0.14%	32	$256,277.87
90-119 Days Delinquent	0.05%	13	$94,734.80
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.82%	176	$1,495,092.50

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		13	$119,627.87
Total Repossessed Inventory		21	$220,215.86

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		45	$351,012.67
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.31%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.23%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.22%	47	0.15%